UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.11%	$ 1,000.00	$ 1,000.10	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.25	$ .55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	46.3	46.3	56.8
8 - 30	13.8	15.7	14.4
31 - 60	4.2	4.2	8.9
61 - 90	9.4	8.5	1.3
91 - 180	18.2	16.4	3.1
> 180	8.1	8.9	15.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Retirement Government Money Market Portfolio	56 Days	56 Days	56 Days
All Taxable Money Market Funds Average*	47 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Retirement Government Money Market Portfolio	107 Days	103 Days	101 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Treasury Debt 7.4%	Treasury Debt 6.4%
Government Agency Debt 46.8%	Government Agency Debt 51.4%
Repurchase Agreements 45.9%	Repurchase Agreements 44.2%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities)** (2.0)%

Current and Historical Seven-Day Yields

	2/28/14	11/30/13	8/31/13	5/31/13	2/28/13
Retirement Government Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2014, the most recent period shown in the table, would have been -0.34%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 7.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bills
5/15/14 to 8/14/14	0.10 to 0.11%	$ 113,210	$ 113,175
U.S. Treasury Notes
3/15/14 to 6/15/14	0.10 to 0.16	162,000	162,157
TOTAL TREASURY DEBT (Cost $275,332)			275,332
Government Agency Debt - 46.8%

Federal Agencies - 46.8%
Fannie Mae
3/13/14 to 10/21/15	0.13 to 0.20 (b)	156,724	156,731
Federal Farm Credit Bank
1/13/15	0.14 (b)	14,000	13,998
8/12/14 to 1/12/15	0.12 to 0.14 (b)	26,000	25,997
Federal Home Loan Bank
3/5/14 to 12/11/15	0.06 to 0.25 (b)	1,346,670	1,347,569
Freddie Mac
4/23/14 to 7/17/15	0.10 to 0.20 (b)	203,600	203,582
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,747,877)			1,747,877
Government Agency Repurchase Agreement - 45.9%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #	$ 664,010	664,006
With:
BNP Paribas Securities Corp. at 0.06%, dated:
1/8/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $40,739,406, 1.63% - 4.5%, 10/20/24 - 7/20/43)	39,942	39,937
1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $123,504,939, 1.63% - 5%, 3/20/19 - 7/20/43)	121,088	121,075
Citibank NA at 0.06%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $120,590,739, 2.4% - 5%, 11/1/21 - 8/15/53)	117,612	117,611
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 1/8/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $20,607,403, 3.5% - 6.5%, 5/25/29 - 2/25/44)	$ 20,008	$ 20,000
Deutsche Bank Securities, Inc. at 0.06%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $10,200,142, 4%, 2/1/34)	10,000	10,000
ING Financial Markets LLC at 0.08%, dated 1/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $60,990,700, 3.5%, 10/1/42)	59,797	59,789
Merrill Lynch, Pierce, Fenner & Smith at 0.07%, dated 1/13/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $81,329,338, 0% - 6.25%, 3/28/14 - 7/15/32)	79,736	79,727
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.1%, dated 2/25/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $89,761,496, 1.89% - 5%, 9/1/24 - 11/1/43)	88,008	88,000
0.11%, dated 1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $9,197,508, 2.25% - 4.5%, 8/1/24 - 11/1/43)	9,001	9,000
0.13%, dated:
1/16/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $13,270,737, 1.88% - 5%, 8/1/24 - 1/1/43)	13,004	13,000
1/29/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $11,226,910, 1.88% - 5%, 9/1/24 - 11/1/43)	11,003	11,000
0.15%, dated:
12/4/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $17,355,081, 1.88% - 4.5%, 9/1/24 - 11/1/43)	17,006	17,000
2/18/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $9,184,818, 1.88% - 5%, 8/1/24 - 11/1/43)	9,004	9,000
2/19/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $9,180,459, 2.35% - 5%, 8/1/24 - 11/1/43)	9,004	9,000
0.17%, dated 12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $12,249,732, 1.88% - 4.5%, 8/1/24 - 11/1/43)	12,007	12,000
0.2%, dated 9/3/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $19,407,422, 2.25% - 5%, 8/1/24 - 11/1/43)	19,019	19,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.07%, dated:
1/14/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $61,115,751, 2.5% - 5%, 7/1/26 - 3/1/44)	$ 59,876	$ 59,869
1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $41,168,551, 3.5% - 4%, 7/25/30 - 9/1/43)	40,363	40,358
0.11%, dated:
12/5/13 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $40,972,843, 2.55% - 4.5%, 7/1/27 - 1/1/44)	40,169	40,158
12/6/13 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $41,868,868, 2.37% - 4.5%, 2/1/26 - 1/1/44)	41,048	41,037
12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $66,156,441, 1.88% - 4.5%, 2/1/26 - 12/1/43)	64,862	64,844
Wells Fargo Securities, LLC at:
0.12%, dated:
2/12/14 due 5/13/14 (Collateralized by U.S. Government Obligations valued at $66,300,705, 2.97% - 6%, 9/1/18 - 2/15/44)	64,957	64,938
2/19/14 due 5/20/14 (Collateralized by U.S. Government Obligations valued at $10,200,408, 2.5% - 5.5%, 7/1/28 - 2/15/44)	10,003	10,000
0.13%, dated 2/6/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $96,066,028, 2.5% - 5%, 7/1/28 - 2/1/44)	94,031	94,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,714,349)		1,714,349
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,737,558)		3,737,558
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,280)
NET ASSETS - 100%		$ 3,735,278
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$664,006,000 due 3/03/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 106,242
Bank of America NA	382,735
Mizuho Securities USA, Inc.	175,029
$ 664,006
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,714,349) - See accompanying schedule: Unaffiliated issuers (cost $3,737,558)		$ 3,737,558
Cash		4
Receivable for investments sold		38,006
Receivable for fund shares sold		7,829
Interest receivable		1,053
Total assets		3,784,450

Liabilities
Payable for investments purchased	$ 37,991
Payable for fund shares redeemed	10,864
Accrued management fee	316
Other affiliated payables	1
Total liabilities		49,172

Net Assets		$ 3,735,278
Net Assets consist of:
Paid in capital		$ 3,735,206
Accumulated undistributed net realized gain (loss) on investments		72
Net Assets, for 3,734,788 shares outstanding		$ 3,735,278
Net Asset Value, offering price and redemption price per share ($3,735,278 ÷ 3,734,788 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 2,418

Expenses
Management fee	$ 8,314
Independent trustees' compensation	9
Total expenses before reductions	8,323
Expense reductions	(6,117)	2,206
Net investment income (loss)		212
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12
Net increase in net assets resulting from operations		$ 224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212	$ 412
Net realized gain (loss)	12	18
Net increase in net assets resulting from operations	224	430
Distributions to shareholders from net investment income	(212)	(412)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,332,639	4,931,868
Reinvestment of distributions	212	412
Cost of shares redeemed	(2,585,695)	(4,943,820)
Net increase (decrease) in net assets and shares resulting from share transactions	(252,844)	(11,540)
Total increase (decrease) in net assets	(252,832)	(11,522)

Net Assets
Beginning of period	3,988,110	3,999,632
End of period	$ 3,735,278	$ 3,988,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.009
Distributions from net investment income	- E	- E	- E	- E	- E	(.009)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	- E	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.01%	.02%	.86%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.11% A	.17%	.17%	.21%	.29%	.44%
Expenses net of all reductions	.11% A	.17%	.17%	.21%	.29%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 3,735	$ 3,988	$ 4,000	$ 4,499	$ 4,801	$ 5,270

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 3,737,558

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $6,100.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Government Money Market Portfolio

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RGM-SANN-0414
1.700932.116

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.24%	$ 1,000.00	$ 1,000.10	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	24.5	31.9	28.1
8 - 30	25.4	28.5	21.7
31 - 60	15.5	10.9	21.0
61 - 90	14.7	9.4	14.1
91 - 180	14.2	15.6	10.4
> 180	5.7	3.7	4.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Retirement Money Market Portfolio	53 Days	49 Days	49 Days
All Taxable Money Market Funds Average*	47 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Retirement Money Market Portfolio	89 Days	83 Days	79 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Certificates of Deposit 53.1%	Certificates of Deposit 48.7%
Commercial Paper 17.7%	Commercial Paper 19.8%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 0.2%
Other Notes 1.2%	Other Notes 4.1%
Treasury Debt 8.8%	Treasury Debt 7.3%
Government Agency Debt 5.4%	Government Agency Debt 4.8%
Other Municipal Debt 0.2%	Other Municipal Debt 0.5%
Other Instruments 1.2%	Other Instruments 1.0%
Repurchase Agreements 12.4%	Repurchase Agreements 13.7%
Net Other Assets (Liabilities)† (0.2)%	Net Other Assets (Liabilities)† (0.1)%

† Net Other Assets (Liabilities) are not included in the pie charts

Current and Historical Seven-Day Yields
	2/28/14	11/30/13	8/31/13	5/31/13	2/28/13
Retirement Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2014, the most recent period shown in the table, would have been -0.21%.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 53.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.4%
Citibank NA
3/25/14 to 6/25/14	0.21 to 0.24%	$ 450,000	$ 450,000
RBS Citizens NA
3/28/14	0.30	49,000	49,000
Wells Fargo & Co.
3/12/14 to 3/28/14	0.17 (c)	69,000	69,000
Wells Fargo Bank NA
5/6/14	0.20	33,000	33,000
			601,000
London Branch, Eurodollar, Foreign Banks - 4.5%
Credit Agricole SA
6/2/14	0.26	51,000	51,000
ING Bank NV
4/4/14	0.20	130,000	130,000
Mizuho Corporate Bank Ltd.
5/6/14	0.25	26,000	26,000
National Australia Bank Ltd.
3/5/14 to 6/30/14	0.19 to 0.25 (c)	396,000	396,000
			603,000
New York Branch, Yankee Dollar, Foreign Banks - 44.2%
Bank of Montreal Chicago CD Program
11/12/14	0.20 (c)	106,000	106,000
Bank of Nova Scotia
4/1/14 to 11/18/14	0.20 to 0.30 (c)	328,000	328,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/1/14 to 6/3/14	0.25 to 0.72 (c)	647,000	647,021
BNP Paribas New York Branch
4/10/14 to 6/26/14	0.25	175,000	175,000
Canadian Imperial Bank of Commerce
7/31/14 to 11/10/14	0.24 to 0.28 (c)	258,000	258,000
Credit Agricole CIB
6/3/14	0.26	100,000	100,000
Credit Industriel et Commercial
3/4/14 to 3/7/14	0.15	287,000	287,000
Credit Suisse AG
6/6/14 to 9/8/14	0.31 (c)	337,000	337,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank
4/30/14	0.23%	$ 129,000	$ 129,000
KBC Bank NV
3/4/14 to 3/7/14	0.20	510,000	510,000
Mizuho Corporate Bank Ltd.
3/6/14 to 6/27/14	0.25	440,000	440,000
Natexis Banques Populaires New York Branch
3/14/14 to 5/2/14	0.23 to 0.26	459,000	459,000
National Bank of Canada
5/9/14 to 8/15/14	0.30 to 0.34 (c)	372,000	371,978
Nordea Bank AB
4/14/14	0.20	134,000	134,000
Royal Bank of Canada
6/3/14	0.21 (c)	49,000	49,000
Skandinaviska Enskilda Banken
3/20/14	0.24	51,000	51,000
Societe Generale
4/4/14	0.25 (c)	200,000	200,000
Sumitomo Mitsui Banking Corp.
3/10/14 to 8/15/14	0.20 to 0.29 (c)	678,000	678,000
Sumitomo Mitsui Trust Banking Ltd.
3/6/14 to 7/14/14	0.26 to 0.27	333,000	333,000
Toronto-Dominion Bank
4/8/14 to 10/10/14	0.21 to 0.25	210,000	210,000
UBS AG
4/30/14 to 7/11/14	0.24 to 0.28 (c)	196,000	196,000
			5,998,999
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,202,999)			7,202,999
Financial Company Commercial Paper - 14.0%

Bank of Nova Scotia
4/1/14	0.20	75,000	74,987
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/15/14 to 5/6/14	0.21 to 0.23	227,000	226,937
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
3/3/14 to 3/20/14	0.11 to 0.23%	$ 205,000	$ 204,993
BAT International Finance PLC
3/7/14	0.24	34,000	33,999
BNP Paribas Finance, Inc.
3/13/14 to 4/4/14	0.25	246,000	245,960
Credit Suisse AG
4/1/14 to 4/7/14	0.28	73,000	72,981
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	34,000	33,987
JPMorgan Chase & Co.
3/7/14	0.26 (c)	100,000	100,000
JPMorgan Securities LLC
5/23/14	0.30	160,000	159,889
Lloyds Bank PLC
3/4/14	0.08	346,000	345,998
Nationwide Building Society
3/3/14 to 3/4/14	0.24	51,000	50,999
Skandinaviska Enskilda Banken AB
3/19/14 to 3/27/14	0.24	241,000	240,966
Swedbank AB
7/21/14	0.24	108,225	108,125
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,899,821)			1,899,821
Other Commercial Paper - 3.7%

BPCE SA
3/3/14 to 5/7/14	0.20 to 0.25	164,000	163,958
Comcast Corp.
3/26/14	0.27	41,000	40,992
Devon Energy Corp.
3/25/14	0.31 (c)	69,000	69,000
Dominion Resources, Inc.
3/3/14	0.25	5,000	5,000
JPMorgan Securities LLC
9/3/14	0.27	54,000	53,925
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
PNC Bank NA
4/17/14	0.27%	$ 16,000	$ 16,000
The Coca-Cola Co.
5/2/14 to 5/15/14	0.19 to 0.20	33,000	32,988
Toyota Motor Credit Corp.
3/13/14	0.18 (c)	50,000	50,000
Verizon Communications, Inc.
4/14/14	0.36 (c)	68,000	68,000
TOTAL OTHER COMMERCIAL PAPER (Cost $499,863)			499,863
Treasury Debt - 8.8%

U.S. Treasury Obligations - 8.8%
U.S. Treasury Bills
4/24/14 to 10/16/14	0.10 to 0.16	568,000	567,740
U.S. Treasury Notes
3/15/14 to 9/30/14	0.09 to 0.18	623,000	626,845
TOTAL TREASURY DEBT (Cost $1,194,585)			1,194,585
Other Note - 1.2%

Medium-Term Notes - 1.2%
Dominion Resources, Inc.
4/14/14	0.35 (b)(c)	39,000	39,000
Svenska Handelsbanken AB
8/15/14 to 8/27/14	0.26 to 0.28 (b)(c)	127,000	127,000
TOTAL OTHER NOTE (Cost $166,000)			166,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/7/14	0.16 (c)
(Cost $25,000)		25,000	25,000
Government Agency Debt - 5.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 5.4%
Fannie Mae
10/21/15	0.14% (c)	$ 145,000	$ 144,976
Federal Home Loan Bank
3/25/14 to 10/23/15	0.14 to 0.25 (c)	430,890	430,888
Freddie Mac
6/26/15 to 7/17/15	0.14 (c)	162,000	161,978
TOTAL GOVERNMENT AGENCY DEBT (Cost $737,842)			737,842
Other Instrument - 1.2%

Time Deposits - 1.2%
Credit Agricole CIB
3/3/14	0.11
(Cost $162,000)		162,000	162,000
Other Municipal Debt - 0.2%

Texas - 0.2%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $18,765)	18,600	18,765
Government Agency Repurchase Agreement - 2.6%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #	$ 984	984
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated 1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $33,725,610, 2.13% - 4.5%, 9/1/24 - 11/1/43)	33,005	33,000
0.13%, dated:
1/16/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $46,962,426, 1.88% - 6.5%, 8/1/24 - 11/1/43)	46,015	46,000
1/29/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $38,764,619, 1.89% - 5.37%, 7/1/19 - 11/1/43)	38,012	38,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.15%, dated:
12/4/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $62,286,290, 2.08% - 5.28%, 8/1/24 - 11/1/43)	$ 61,023	$ 61,000
2/18/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $33,717,193, 1.89% - 4.5%, 9/1/24 - 11/1/43)	33,014	33,000
2/19/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $33,716,464, 2.13% - 4.5%, 1/1/24 - 11/1/43)	33,014	33,000
0.17%, dated 12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $42,905,016, 2.08% - 5.42%, 8/1/24 - 11/1/43)	42,026	42,000
0.2%, dated 9/3/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $66,366,669, 1.89% - 4.5%, 8/1/20 - 11/1/43)	65,066	65,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $351,984)		351,984
Other Repurchase Agreement - 9.8%

Other Repurchase Agreement - 9.8%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 2/13/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $16,802,268, 4.5% - 6.55%, 11/14/22 - 9/15/43)	16,003	16,000
0.45%, dated 2/10/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $3,240,852, 8%, 11/1/31)	3,001	3,000
Citigroup Global Markets, Inc. at:
0.82%, dated:
1/16/14 due 4/16/14 (Collateralized by Equity Securities valued at $21,622,585)	20,041	20,000
2/24/14 due 5/27/14 (Collateralized by Equity Securities valued at $6,481,127)	6,013	6,000
0.98%, dated 2/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $35,653,460, 0.3% - 7.88%, 7/15/24 - 4/15/49)	32,157	32,000
Credit Suisse Securities (U.S.A.) LLC at:
0.17%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $52,530,233, 0% - 1,010.5%, 12/25/19 - 1/16/53)	51,002	51,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.18%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $9,270,671, 3.5% - 4.5%, 6/25/35 - 4/25/43)	$ 9,000	$ 9,000
0.36%, dated 2/28/14 due 3/3/14 (Collateralized by Corporate Obligations valued at $50,763,465, 5.5% - 15%, 9/15/14 - 12/15/18)	47,001	47,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $28,107,177, 0.3% - 54.37%, 11/25/33 - 3/25/37)	26,091	26,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $5,408,495, 0.31% - 0.85%, 12/25/46 - 8/28/47)	5,018	5,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $14,077,997, 0.23% - 7.7%, 11/15/19 - 11/25/37)	13,046	13,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $14,079,529, 0.32% - 7.86%, 12/15/20 - 10/15/48)	13,046	13,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $14,072,122, 0% - 36.27%, 3/25/35 - 11/3/51)	13,046	13,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $42,210,565, 0.22% - 7.45%, 9/15/27 - 11/25/46)	39,137	39,000
12/6/13 due 6/4/14 (Collateralized by Mortgage Loan Obligations valued at $28,126,797, 0% - 27.78%, 5/25/18 - 2/12/49)	26,092	26,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $14,054,677, 0.3% - 5.29%, 2/25/34 - 11/3/51)	13,046	13,000
ING Financial Markets LLC at 0.29%, dated 2/13/14 due 3/7/14 (Collateralized by Equity Securities valued at $10,801,612)	10,002	10,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 1/7/14 due 5/29/14 (Collateralized by Equity Securities valued at $14,140,683)	13,027	13,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $21,777,540)	20,053	20,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $28,299,799, 0% - 5.5%, 10/1/16 - 3/15/17)	$ 26,051	$ 26,000
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $27,181,389, 5%, 5/15/15)	25,049	25,000
0.61%, dated 2/12/14 due 5/29/14 (Collateralized by Corporate Obligations valued at $28,269,014, 1.63% - 5%, 5/15/15 - 11/1/19)	26,093	26,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $26,091,538, 1.75% - 5%, 5/15/15 - 12/1/17)	24,063	24,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 2/26/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $30,900,378, 0% - 8.88%, 5/15/28 - 1/15/43)	30,001	30,000
0.61%, dated:
10/29/13 due 5/27/14 (Collateralized by Mortgage Loan Obligations valued at $5,411,266, 5.41%, 5/15/47)	5,018	5,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $30,296,211, 5.45% - 6.64%, 8/12/48 - 2/12/51)	28,057	28,000
2/5/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $47,539,263, 2.57% - 6%, 6/25/35 - 4/15/49)	44,156	44,000
0.62%, dated:
11/13/13 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $28,133,535, 5.46% - 6.64%, 11/25/35 - 2/12/51)	26,121	26,000
1/14/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $67,014,647, 0.16% - 7%, 8/25/34 - 3/12/51)	62,261	62,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $65,921,154, 0.63% - 6.48%, 2/20/40 - 10/16/54)	64,003	64,000
0.5%, dated 2/28/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $17,282,131, 0.25%, 3/15/16)	16,002	16,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.73%, dated:
2/10/14 due 4/11/14 (Collateralized by Corporate Obligations valued at $48,622,018, 0.25%, 3/15/16)	$ 45,055	$ 45,000
2/28/14 due 4/29/14 (Collateralized by Corporate Obligations valued at $5,401,734, 0.25%, 3/15/16)	5,006	5,000
0.85%, dated 2/4/14 due 4/7/14 (Collateralized by Mortgage Loan Obligations valued at $45,017,756, 0% - 6.94%, 3/3/14 - 9/22/47)	42,061	42,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated 2/6/14 due 3/7/14 (Collateralized by Equity Securities valued at $3,240,593)	3,001	3,000
0.29%, dated 2/12/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $29,404,519, 0.75% - 8.25%, 8/15/14 - 10/23/43)	28,006	28,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Treasury Obligations valued at $100,678,790, 0.38% - 10.98%, 11/15/14 - 4/15/29)	98,002	98,000
0.3%, dated:
2/19/14 due 3/5/14 (Collateralized by Equity Securities valued at $9,720,967)	9,001	9,000
2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $15,120,387)	14,002	14,000
0.52%, dated 2/3/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $9,269,249, 0% - 7.39%, 4/15/14 - 12/25/41)	9,004	9,000
0.92%, dated:
12/4/13 due 3/4/14 (Collateralized by Corporate Obligations valued at $29,330,767, 1.66% - 6.29%, 10/25/37 - 10/25/41)	24,055	24,000
1/21/14 due 4/21/14 (Collateralized by Corporate Obligations valued at $10,842,743, 1.66%, 10/25/37)	9,021	9,000
2/3/14 due 5/2/14 (Collateralized by U.S. Government Obligations valued at $14,627,426, 0% - 6.64%, 4/15/14 - 4/16/54)	14,031	14,000
2/10/14 due 5/9/14 (Collateralized by U.S. Government Obligations valued at $9,452,292, 0% - 6.79%, 4/15/14 - 8/15/54)	9,020	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
1.05%, dated 1/9/14 due 5/9/14 (Collateralized by Corporate Obligations valued at $10,575,777, 0% - 4.5%, 4/15/14 - 5/20/43)	$ 10,035	$ 10,000
RBC Capital Markets Co. at:
0.23%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $10,256,844, 2.5% - 6.5%, 11/15/25 - 12/1/43)	10,000	10,000
0.31%, dated 12/23/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $18,542,517, 0% - 14.41%, 10/15/20 - 1/1/44)	18,014	18,000
0.4%, dated 2/25/14 due 3/7/14:
(Collateralized by Corporate Obligations valued at:
$5,393,618, 0% - 1.38%, 10/1/35 - 12/25/45	5,001	5,000
$5,400,907, 6.38% - 10.13%, 12/15/16 - 10/23/43)	5,001	5,000
(Collateralized by Mortgage Loan Obligations valued at $5,330,076, 0% - 4.78%, 10/25/30 - 12/25/45)	5,001	5,000
RBS Securities, Inc. at:
0.6%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $33,993,769, 0.76% - 3.18%, 11/20/42 - 2/20/64)	33,004	33,000
1.05%, dated 2/13/14 due 3/18/14 (Collateralized by U.S. Government Obligations valued at $14,428,884, 0.81%, 2/20/64)	14,013	14,000
SG Americas Securities, LLC at:
0.24%, dated 2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $28,080,594)	26,001	26,000
0.25%, dated:
2/25/14 due 3/4/14 (Collateralized by Equity Securities valued at $34,561,454)	32,002	32,000
2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $16,800,583, 1.6% - 7.13%, 9/21/16 - 12/1/37)	16,001	16,000
2/27/14 due 3/6/14 (Collateralized by Equity Securities valued at $34,560,970)	32,002	32,000
0.34%, dated 2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $27,501,895, 1.2% - 10.25%, 6/15/15 - 10/1/77)	26,002	26,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
1/8/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $29,168,352, 1% - 9.75%, 4/15/15 - 4/1/42)	$ 27,030	$ 27,000
1/15/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $17,087,666, 1.25% - 9.75%, 6/1/16 - 6/15/38)	16,018	16,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,335,000)		1,335,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $13,593,859)		13,593,859
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(21,415)
NET ASSETS - 100%		$ 13,572,444
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$984,000 due 3/03/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 157
Bank of America NA	568
Mizuho Securities USA, Inc.	259
$ 984
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,686,984) - See accompanying schedule: Unaffiliated issuers (cost $13,593,859)		$ 13,593,859
Cash		48
Receivable for fund shares sold		36,374
Interest receivable		6,149
Other receivables		343
Total assets		13,636,773

Liabilities
Payable for fund shares redeemed	$ 61,457
Accrued management fee	2,528
Other affiliated payables	2
Other payables and accrued expenses	342
Total liabilities		64,329

Net Assets		$ 13,572,444
Net Assets consist of:
Paid in capital		$ 13,572,384
Distributions in excess of net investment income		(153)
Accumulated undistributed net realized gain (loss) on investments		213
Net Assets, for 13,570,910 shares outstanding		$ 13,572,444
Net Asset Value, offering price and redemption price per share ($13,572,444 ÷ 13,570,910 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 17,419

Expenses
Management fee	$ 29,507
Independent trustees' compensation	26
Total expenses before reductions	29,533
Expense reductions	(12,853)	16,680
Net investment income (loss)		739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		213
Net increase in net assets resulting from operations		$ 952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 739	$ 1,451
Net realized gain (loss)	213	169
Net increase in net assets resulting from operations	952	1,620
Distributions to shareholders from net investment income	(738)	(1,451)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,599,604	10,547,937
Reinvestment of distributions	737	1,451
Cost of shares redeemed	(6,034,151)	(11,203,373)
Net increase (decrease) in net assets and shares resulting from share transactions	(433,810)	(653,985)
Total increase (decrease) in net assets	(433,596)	(653,816)

Net Assets
Beginning of period	14,006,040	14,659,856
End of period (including distributions in excess of net investment income of $153 and distributions in excess of net investment income of $154, respectively)	$ 13,572,444	$ 14,006,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.015
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.015
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.015)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.01%	.07%	1.46%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.45%
Expenses net of fee waivers, if any	.24% A	.31%	.38%	.37%	.42%	.45%
Expenses net of all reductions	.24% A	.31%	.38%	.37%	.42%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.06%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 13,572	$ 14,006	$ 14,660	$ 15,792	$ 16,715	$ 18,047

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 13,593,859

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $12,811.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $41.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Money Market Portfolio

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board noted that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes the fund as institutional. When compared to retail no-load funds, the fund's hypothetical net management fee rate ranked below the median of the ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board noted that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMM-SANN-0414
1.700934.116

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 21, 2014